Total revenue and income - Summary of Disaggregation by Geographic Location (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	R$ 2,100,737	R$ 1,355,924	R$ 5,756,507	R$ 3,436,513	R$ 5,127,808	R$ 2,958,453	R$ 1,906,650
Selected assets	1,580,702		1,580,702		1,449,457	920,819
Brazil [member]
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	1,721,542	1,273,565	5,156,387	3,207,076	4,790,236	2,716,459	1,751,419
Selected assets	1,175,503		1,175,503		1,208,737	881,434
United States [member]
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	368,524	74,917	570,738	205,830	307,456	204,207	131,198
Selected assets	375,565		375,565		224,244	31,829
Europe [member]
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	10,671	R$ 7,442	29,382	R$ 23,607	30,116	37,787	R$ 24,033
Selected assets	R$ 29,634		R$ 29,634		R$ 16,476	R$ 7,556